Segment information (Details Textual) - USD ($) $ in Millions	1 Months Ended
	Jan. 31, 2017	Sep. 30, 2017	Sep. 30, 2016
Equity Method Investment, Ownership Percentage		50.00%	50.00%
Hoegh Grace Entities [Member]
Equity Method Investment, Ownership Percentage	51.00%
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	51.00%
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Revolving Credit Facility [Member]
Line of Credit Facility, Fair Value of Amount Outstanding		$ 85
GDF Suez Neptune and the GDF Suez Cape Ann [Member]
Equity Method Investment, Ownership Percentage		50.00%